Restructuring Charges - Summary of Liability of Restructuring Charges (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Restructuring Charges [Abstract]
Accrued restructuring charges at beginning of period	$ 2,362
Severance payments	(2,374)
Additional restructuring charges	$ 11